UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael R. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	08/31
Date of reporting period:	02/28/09

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus BASIC

New Jersey Municipal Money Market Fund

SEMIANNUAL REPORT February 28, 2009

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

26	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC New Jersey Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New Jersey Municipal Money Market Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions.Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and economic stimulus programs, most other asset classes have performed poorly. In addition, the federal government subsequently stepped in with a guarantee of money market assets for certain funds, while others received financial support from their sponsors.While these actions have restored some level of investor confidence in the money markets, the Fed’s maintenance of near-zero short-term interest rates coupled with record levels of investor demand have put downward pressure on money-market yields, creating a new set of challenges for those seeking a relative safe haven.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them. That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the appropriate asset allocation that’s right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation

2

March 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus BASIC New Jersey Municipal Money Market Fund produced an annualized yield of 1.92%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.93%.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period due to a faltering U.S. economy, an intensifying financial crisis and sharply lower short-term interest rates.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this investment approach, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments from New Jersey exempt issuers. Second, we actively manage the fund’s average maturity in anticipation of what we believe are interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average weighted maturity of the fund, which should position the fund to purchase new securities with higher yields, if higher yields materialize as a result of the increase in supply.Yields tend to rise when there is an increase in new-issue supply competing for

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

investor interest. New securities are generally issued with maturities in the one-year range, which if purchased, would tend to lengthen the fund’s average weighted maturity. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we deem practical.At other times, we typically try to maintain an average weighted maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Economic Slump and Financial Crisis Roiled Money Markets

Economic conditions already had begun to deteriorate by the start of the reporting period as a result of weakness in housing markets, rising unemployment and declining consumer confidence. In response, the Federal Reserve Board (the “Fed”) had implemented several reductions in the overnight federal funds rate, which began the reporting period at 2%.

Meanwhile, an ongoing credit crisis intensified as mortgage foreclosure rates surged and institutional investors continued to de-lever their portfolios to meet margin calls resulting from severe losses in mortgage-and asset-backed securities. Despite efforts by regulators to contain the credit crunch, it escalated into a global financial crisis over the summer of 2008, punishing major financial institutions, including dealers and insurers of municipal money market instruments. The Fed intervened with massive injections of liquidity into the banking system and additional rate cuts, which drove its target for the federal funds rate to a record low of 0% to 0.25%.

These developments caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds. In an effort to shore up investor confidence and help restore stability to the financial system, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds.

With the Fed and U.S.Treasury supporting banks and short-term lending, some credit markets appeared to stabilize by the end of 2008. Although concerns regardingVRDNs pushed their yields higher early in the reporting period, yields subsequently returned to normalized levels.

4

The financial crisis and economic downturn put pressure on New Jersey’s fiscal condition, which was undermined by rising unemployment, including massive job losses on Wall Street. New Jersey currently is exploring ways to bridge projected gaps through spending cuts and by drawing down reserves.

Independent Research Helps Avoid Credit Problems

As always, we have invested exclusively in direct, high-quality municipal obligations that have been independently approved by our credit analysts. In light of the issues confronting the market, we maintained a conservative credit selection strategy, including increased credit surveillance of the fund’s holdings.

We set the fund’s weighted average maturity in a range that was longer than industry averages to capture higher yields for as long as we deemed practical while interest rates fell. However, we recently have allowed the fund’s weighted average maturity to decrease gradually to promote greater liquidity.

Maintaining a Conservative Investment Posture

We intend to maintain the fund’s conservative credit selection strategy, and we have constructed a “laddered” portfolio of municipal notes, bonds and VRDNs with maturities staggered through the end of 2009. In our view, these are prudent strategies in today’s challenging market environment.

March 16, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice to the contrary. Had these expenses not been absorbed, the fund’s annualized yield would have been 1.63%, and the fund’s annualized effective yield would have been 1.64%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New Jersey Municipal Money Market Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009

Expenses paid per $1,000†	$2.19
Ending value (after expenses)	$1,009.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

Expenses paid per $1,000†	$2.21
Ending value (after expenses)	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—96.4%	Rate (%)	Date	Amount ($)	Value ($)

Bradley Beach Borough Board of
Education, GO Notes	3.25	6/1/09	100,000	100,223
Brigantine,
GO Notes, BAN	3.00	8/5/09	2,565,000	2,573,629
Burlington County,
GO Notes (County College)	2.10	6/15/09	600,000	599,946
Carlstadt Borough Board of
Education, GO Notes (Insured; FSA)	4.00	5/1/09	250,000	250,698
Clinton Township Board of
Education, Temporary Notes	4.50	7/8/09	1,232,471	1,242,668
Cranbury Township,
GO Notes, Refunding (General
Improvement)	3.00	12/1/09	260,000 [a]	263,843
East Greenwich Township Board of
Education, GO Notes	3.63	4/15/09	125,000	125,178
Gloucester County,
GO Notes (County College)	2.00	1/15/10	185,000	186,607
Gloucester Township,
GO Notes, BAN	2.50	9/9/09	1,690,000	1,693,307
Greater Egg Harbor Regional High
School District, Temporary Notes	3.50	8/26/09	1,320,000	1,323,193
Hawthorne Borough,
GO Notes (General Improvement)
(Insured; Assured Guaranty)	3.00	9/1/09	105,000	105,521
Hazlet Township,
GO Notes (Insured; Assured
Guaranty)	4.38	8/1/09	258,000	260,530
Hudson County,
GO Notes (County College Bonds)	4.00	7/15/09	100,000	100,679
Little Ferry Borough Board of
Education, GO Notes
(School Bonds)	2.50	6/15/09	275,000	275,274
Long Branch,
GO Notes, BAN	2.25	8/14/09	1,000,000	1,000,578
Mantua Township,
GO Notes	3.50	8/1/09	100,000	100,513
Medford Township,
GO Notes	3.75	7/1/09	100,000	100,509
Medford Township,
GO Notes (Insured; FSA)	3.50	7/15/09	140,000	140,770
Morris County,
GO Notes, Refunding	4.00	3/15/09	200,000	200,192

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Morristown,
GO Notes (Various Capital
Improvements)	4.15	5/1/09	100,000		100,295
Mount Olive Township Board of
Education, GO Notes	4.00	7/15/09	100,000		101,070
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/09	350,000		352,544
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	400,000		403,391
New Jersey,
GO Notes, Refunding	6.00	7/15/09	200,000		203,376
New Jersey,
GO Notes, Refunding	5.25	8/1/09	150,000		152,602
New Jersey Building Authority,
State Building Revenue, Refunding	5.25	12/15/09	140,000		144,411
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	1.62	3/7/09	420,000	[b]	420,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	3.13	3/7/09	450,000	[b]	450,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	0.82	3/7/09	2,430,000	[b]	2,430,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.87	3/7/09	1,205,000	[b]	1,205,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank NA)	0.77	3/7/09	4,100,000	[b]	4,100,000
New Jersey Economic Development
Authority, EDR (Services for
Children with Hidden
Intelligence, Inc. Project)
(LOC; Fulton Bank)	0.70	3/7/09	1,600,000	[b]	1,600,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.78	3/7/09	1,265,000	[b]	1,265,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National Bank)	1.15	3/7/09	1,300,000	[b]	1,300,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.83	3/7/09	2,800,000	[b]	2,800,000
New Jersey Economic Development
Authority, LR (State Office
Buildings Projects)	5.75	6/15/09	200,000		202,044
New Jersey Economic Development
Authority, Market Transition Facility
Senior Lien Revenue, Refunding	5.00	7/1/09	5,075,000		5,130,183
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank)	0.78	3/7/09	3,685,000	[b]	3,685,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	0.78	3/7/09	2,100,000	[b]	2,100,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.78	3/7/09	845,000	[b]	845,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA)	0.77	3/7/09	650,000	[b]	650,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/09	650,000		650,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	3/1/09	275,000		275,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/09	700,000		705,276
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	850,000		862,981
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	1,450,000		1,476,473
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Liquidity
Facility; Bank of America)	0.87	3/7/09	1,895,000	[b,c]	1,895,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Allied Irish Banks)	1.03	3/7/09	1,000,000	[b]	1,000,000
New Jersey Economic Development
Authority, Transportation Project
Sublease Revenue (New Jersey
Transit Corporation Light Rail
Transit System Projects)	5.75	5/1/09	500,000		503,568
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/09	250,000		253,735
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	5.50	7/1/09	115,000		116,546
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)	4.00	7/1/09	500,000		503,349
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Seton Hall University Project)	5.25	7/1/09	150,000		151,365
New Jersey Environmental
Infrastructure Trust, Environmental
Infrastructure Bonds	5.00	9/1/09	400,000		407,846
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment Revenue,
Refunding (Financing Program)	5.00	3/1/09	150,000		150,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New Jersey Health Care
Facilities Financing
Authority, Department of
Human Services LR
(Greystone Park Psychiatric
Hospital Project)	5.00	9/15/09	250,000		253,588
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Kennedy Health
System Obligated Group Issue)	5.00	7/1/09	200,000		200,659
New Jersey Housing and Mortgage
Finance Agency, MFHR	5.55	11/1/09	170,000		174,004
New Jersey Housing and Mortgage
Finance Agency, SFHR	3.25	4/1/09	1,245,000		1,245,933
New Jersey Housing and Mortgage
Finance Agency, SMHR
(Liquidity Facility; Dexia
Credit Locale)	3.50	3/7/09	1,500,000	[b]	1,500,000
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.50	9/15/09	5,255,000		5,375,021
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.63	9/15/09	200,000		203,699
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.13	6/15/09	105,000	[d]	106,084
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.50	6/15/09	330,000		333,059
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.25	12/15/09	500,000		512,895
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	9,730,000	[b]	9,730,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	2,700,000	[b]	2,700,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Newark,
GO Notes	4.00	7/15/09	350,000		352,521
Newark,
GO Notes, BAN (General
Improvement)	2.50	4/15/09	4,700,000		4,702,710
Northern Highlands Regional High
School District Board of
Education, GO Notes	3.50	6/15/09	110,000		110,234
Ocean City,
GO Notes (General Improvement)
(Insured; Assured Guaranty)	5.00	7/15/09	180,000		181,813
Ocean County,
GO Notes (College Capital
Improvement)	3.00	8/1/09	185,000		185,764
Ocean County,
GO Notes, Refunding	5.00	8/1/09	265,000		269,170
Ocean Township Board of Education,
GO Notes	4.25	3/1/09	100,000		100,000
Paramus School District,
GO Notes, GAN	2.50	9/11/09	1,391,310		1,393,477
Pennsauken Township,
GO Notes	3.50	9/1/09	235,000		237,943
Port Authority of New York and New
Jersey (Putters Program)
(Consolidated Bonds, 152nd
Series) (Liquidity Facility;
JPMorgan Chase Bank)	0.73	3/7/09	1,660,000	[b,c]	1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.81	3/7/09	1,745,000	[b]	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	0.81	3/7/09	1,615,000	[b]	1,615,000
Quinton Township,
GO Notes, BAN	2.75	3/1/09	1,000,000		1,000,016
River Dell Regional School
District Board of Education,
GO Notes	3.25	3/1/09	500,000		500,000
Rutgers, The State University,
GO Notes, Refunding	5.00	5/1/09	500,000		502,918
Salem County Improvement
Authority, Governmental Loan
Revenue (County College Project)	3.50	4/15/09	100,000		100,215

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Seaside Park Borough,
GO Notes (Insured; Assured
Guaranty)	3.00	9/1/09	340,000		341,687
Spring Lake Borough Board of
Education, GO Notes	5.50	3/15/09	115,000		115,177
Springfield Township Board of
Education, GO Notes	3.00	6/15/09	500,000		502,539
Summit,
GO Notes, Refunding	4.00	4/1/09	200,000		200,422
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Liquidity Facility; Merrill
Lynch Capital Services and LOC;
Merrill Lynch)	1.55	3/7/09	7,440,000	[b,c]	7,440,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	1.62	3/7/09	2,500,000	[b,c]	2,500,000
Wayne Township,
GO Notes, BAN	2.50	9/18/09	1,076,470		1,078,207
West Morris Regional High School
District Board of Education,
GO Notes	4.25	5/1/09	100,000		100,371
West New York,
GO Notes	5.00	6/15/09	800,000		806,279

Total Investments (cost $99,311,192)			96.4%		99,311,318

Cash and Receivables (Net)			3.6%		3,664,733

Net Assets			100.0%		102,976,051

a Purchased on a delayed delivery basis.
b Variable rate demand note—rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $13,495,000 or 13.1% of net assets.
d This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	39.5
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	19.6
Not Rated[f]		Not Rated[f]		Not Rated[f]	40.9
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	99,311,192	99,311,318
Cash		1,031,294
Receivable for investment securities sold		3,705,304
Interest receivable		797,365
Prepaid expenses		14,138
		104,859,419
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		24,935
Payable for investment securities purchased		1,821,594
Payable for shares of Common Stock redeemed		15,002
Accrued expenses		21,837
		1,883,368
Net Assets ($)		102,976,051
Composition of Net Assets ($):
Paid-in capital		102,977,473
Accumulated net realized gain (loss) on investments		(1,548)
Accumulated gross unrealized appreciation on investments		126
Net Assets ($)		102,976,051
Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		102,977,473
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Interest Income	1,220,991
Expenses:
Management fee—Note 2(a)	259,045
Shareholder servicing costs—Note 2(b)	30,841
Auditing fees	23,501
Treasury insurance expense—Note 1(e)	19,500
Custodian fees—Note 2(b)	7,277
Legal fees	5,906
Directors’ fees and expenses—Note 2(c)	4,711
Registration fees	4,450
Prospectus and shareholders’ reports	4,370
Miscellaneous	16,892
Total Expenses	376,493
Less—reduction in management fee
due to undertaking—Note 2(a)	(142,902)
Less—reduction in fees due to
earnings credits—Note 1(b)	(6,801)
Net Expenses	226,790
Investment Income—Net	994,201
Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	(1,739)
Net unrealized (depreciation) on investments	(356)
Net Realized and Unrealized Gain (Loss) on Investments	(2,095)
Net Increase in Net Assets Resulting from Operations	992,106

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008

Operations ($):
Investment income—net	994,201	2,695,667
Net realized gain (loss) on investments	(1,739)	7,070
Net unrealized appreciation
(depreciation) on investments	(356)	482
Net Increase (Decrease) in Net Assets
Resulting from Operations	992,106	2,703,219
Dividends to Shareholders from ($):
Investment income—net	(994,201)	(2,696,725)
Net realized gain on investments	—	(59,669)
Total Dividends	(994,201)	(2,756,394)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	23,493,937	51,387,704
Dividends reinvested	961,218	2,676,241
Cost of shares redeemed	(32,132,137)	(46,502,244)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(7,676,982)	7,561,701
Total Increase (Decrease) in Net Assets	(7,679,077)	7,508,526
Net Assets ($):
Beginning of Period	110,655,128	103,146,602
End of Period	102,976,051	110,655,128

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.026	.033	.027	.016	.007
Net realized and unrealized
gain (loss) on investments	—	.001	—	—	—	—
Total from investment Operations	.010	.027	.033	.027	.016	.007
Distributions:
Dividends from
investment income—net	(.010)	(.026)	(.033)	(.027)	(.016)	(.007)
Dividends from net realized
gain on investments	—	(.001)	—	—	—	—
Total Distributions	(.010)	(.027)	(.033)	(.027)	(.016)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.92[a]	2.70	3.30	2.78	1.59	.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73[a]	.68	.65	.64	.64	.63
Ratio of net expenses
to average net assets	.44[a]	.44	.45	.45	.45	.44
Ratio of net investment income
to average net assets	1.92[a]	2.58	3.25	2.75	1.57	.70
Net Assets, end of period
($ x 1,000)	102,976	110,655	103,147	115,191	110,342	136,108

a Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New Jersey Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series including the fund.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment advisor. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

20

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	99,311,318
Level 3—Significant Unobservable Inputs	0
Total	99,311,318

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains could be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

22

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 were as follows: tax exempt income $2,695,667, ordinary income $58,581 and long-term capital gains $2,146. The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to theTreasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exceed an annual rate of .45% of the value of the fund’s average daily net assets.The Manager has committed to continue this undertaking at least until December 15, 2009.The reduction in management fee, pursuant to the undertaking, amounted to $142,902 during the period ended February 28, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended February 28, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses

24

of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2009 the fund was charged $23,422 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $4,916 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $450 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of NewYork Mellon under custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $7,277 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $39,564 custodian fees $6,237, chief compliance officer fees $1,995 and transfer agency per account fees $1,437 which are offset against an expense reimbursement currently in effect in the amount of $24,298.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature,Extent,and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information.The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted that the fund is serviced predominantly by the Manager’s retail servicing division.The Manager’s representatives noted the diversity of distribution of the funds in the Dreyfus fund complex generally, and the Manager’s need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment com-

26

pany data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper, all for various periods ended August 31, 2008. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on the current financial statements available to Lipper as of August 31, 2008. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was one basis point higher than the Expense Group median and that the fund’s actual management fee was lower than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was the lowest in the Expense Group and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved first quartile (the first quartile reflecting the highest performance ranking group) total return rankings in the Performance Group and the Performance Universe for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fee paid to the Manager or its affiliates by the one mutual fund

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

managed by the Manager or its affiliates that was reported in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund and any differences, from the Manager’s perspective, in providing services to the Similar Fund as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board noted that the Similar Fund paid the same contractual management fee rate as the fund. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year,and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board

28

members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Dreyfus BASIC New Jersey Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DBJXX

Telephone 1-800-645-6561

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

© 2009 MBSC Securities Corporation

0127SA0209

Dreyfus
High Yield Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

21	Statement of Assets and Liabilities

22	Statement of Operations

23	Statement of Changes in Net Assets

25	Financial Highlights

29	Notes to Financial Statements

38	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus High Yield Municipal Bond Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy.Although government and monetary authorities have responded aggressively with massive bailouts, low interest rates, liquidity injections and economic stimulus programs, most asset classes have performed poorly. High-yield bonds have suffered as credit concerns escalated and yield spreads moved to historically wide levels, but they generally have held up better than equities. We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the periods ended February 28, 2009, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2009, Dreyfus High Yield Municipal Bond Fund’s Class A shares produced a –16.25% total return, Class C shares returned –16.49% and Class Z shares returned –16.18%.1 The fund’s benchmark, the Barclays Capital Municipal Bond Index, which, unlike the fund does not include securities rated below investment grade, produced a 0.05% total return. The average total return for the funds in the Lipper High Yield Municipal Debt Funds category was –17.69% for the same period.2,3

On December 15, 2008, the fund also began to offer Class I shares, which posted a total return of 8.37% for the period between its inception and February 28, 2009.1 Conversely the Index had a 9.07% return for the same period.2

Municipal bonds suffered bouts of challenging liquidity and heightened volatility due to a severe financial crisis and economic downturn. The fund produced lower returns than its benchmark mainly due to the severe effects of the recession and financial crisis on lower rated municipal bonds.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 65% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 35% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. When selecting municipal bonds, we may assess the current interest rate environment and the municipal bond’s credit profile and potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, including those that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which sell at a price below their face value, or to “premium” bonds, which sell at a price above their face value. The fund’s allocation to either discount or premium bonds will change with our view of the current interest rate and market environments.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Declined in the Financial Crisis

Market conditions deteriorated for most financial markets, including municipal bonds, over the reporting period. Slumping home values, rising unemployment and plunging consumer confidence contributed to one of the worst U.S. recessions since the Great Depression, putting pressure on the fiscal conditions of most states and municipalities. Meanwhile, an ongoing credit crunch escalated in September 2008 into a global financial crisis that punished a number of large financial institutions, including major municipal bond insurers and dealers. These developments sparked a “flight to quality” as investors fled riskier assets in favor of traditional safe havens. Price declines were especially severe among lower-rated securities, such as high yield municipal bonds.

While high yield municipal bonds generally fared better than other risky assets, such as equities, their yields relative to U.S. Treasury securities moved toward historically wide levels over the first half of the reporting period. A subsequent market rally helped the municipal bond market regain some of its previous losses, and lower-rated securities participated in the rally to a greater extent than investment-grade bonds. However, the upturn was not enough to fully offset earlier weakness.

Lower-Rated, Longer-Term Securities Suffered

The fund’s lower-rated holdings detracted from relative performance, with particular weakness evident in bonds backed by the states’settlement

4

of litigation with U.S. tobacco companies. In response to adverse market developments, we attempted to upgrade the fund’s credit profile whenever liquidity conditions allowed by reducing its exposure to high yield securities in favor of those with BBB ratings at the lower end of the investment-grade spectrum. Consequently, we sold municipal bonds issued on behalf of airlines, and we eliminated the fund’s holdings that were backed by steel companies.

We also allocated a larger portion of the fund’s assets to bonds with higher positions in their issuers’ capital structures, which may offer better protection in the event of a default. Finally, we maintained a higher-than-usual percentage of the fund’s assets in cash equivalents to mitigate the effects of market volatility and take advantage of potential opportunities in a declining market.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has remained weak, and the financial crisis has persisted. Therefore, we currently intend to maintain our efforts to attain a more defensive investment posture. Over the longer term, however, we believe that attractive valuations, high current yields and the likelihood of rising taxes make high yield municipal bonds an attractive asset class.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of
Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Class Z and Class I shares are not subject to any initial or deferred sales charge. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus HighYield Municipal Bond Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009†

	Class A	Class C	Class I	Class Z

Expenses paid per $1,000††	$ 4.65	$ 8.19	$ 1.63	$ 4.01
Ending value (after expenses)	$837.50	$835.10	$1,083.70	$838.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

	Class A	Class C	Class I	Class Z

Expenses paid per $1,000††††	$ 5.11	$ 9.00	$ 3.76	$ 4.41
Ending value (after expenses)	$1,019.74	$1,015.87	$1,020.08	$1,020.43

†	From December 15, 2008 (commencement of initial offering) to February 28, 2009 for Class I shares.
††	Expenses are equal to the fund's annualized expense ratio of 1.02% for Class A, 1.80% for Class C and .88%
for Class Z; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and .75% for Class I shares multiplied by the average account over the period by 76/365 (to reflect actual days for the period).
†††	Please note the while Class I shares commenced initial offering on December 15, 2008, the “Hypothetical”
expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.
This projection assumes that annualized expense ratios were in effect during the period September 1, 2008 to
February 28, 2009.
††††	Expenses are equal to the fund's annualized expense ratio of 1.02% for Class A, 1.80% for Class C, .75% for
Class I and .88% for Class Z; multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—90.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—.6%
Birmingham Special Care Facilities
Financing Authority—Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/30	1,930,000	1,149,817
Alaska—.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,284,200
Arizona—5.5%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,110,370
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	1,743,830
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	1,962,810
Pinal County Electrical District
Number 4, Electric
System Revenue	6.00	12/1/38	1,150,000	915,515
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.25	9/1/30	2,800,000	2,333,884
California—5.9%
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	2,105,000	2,140,301
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc. Project)	5.13	11/1/23	1,500,000	1,253,505
California Statewide Communities
Development Authority,
Environmental Facilities Revenue
(Microgy Holdings Project)	9.00	12/1/38	1,500,000	1,197,990

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	995,000	723,256
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/35	3,300,000	2,102,529
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,750,000	1,712,920
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,000,000	1,205,680
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000 [a]	368,466
Colorado—3.6%
Arista Metropolitan District,
Special Revenue	6.75	12/1/35	1,000,000	678,900
Arista Metropolitan District,
Subordinate Special Revenue	9.25	12/1/37	1,000,000	826,310
Colorado Educational and Cultural
Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High
School Project)	5.50	6/1/37	2,000,000	1,183,940
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,500,000	2,116,695
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000	1,158,030
El Paso County,
SFMR (Collateralized: FNMA
and GNMA)	6.20	11/1/32	615,000	620,953

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Connecticut—1.7%
Connecticut Resources
Recovery Authority,
Special Obligation Revenue
(American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,500,000		1,351,440
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,000,000	[b]	1,778,190
District of Columbia—2.8%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA
and GNMA)	6.65	6/1/30	2,830,000		2,964,453
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA
and GNMA)	7.50	12/1/30	1,220,000		1,303,411
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	620,000		432,537
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000	[a]	224,611
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000		212,586
Florida—2.4%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	747,470
Jacksonville Economic Development
Commission, IDR (Gerdau
Ameristeel US Inc. Project)	5.30	5/1/37	1,700,000		765,629
Palm Bay,
Educational Facilities
Revenue (Patriot Charter
School Project)	7.00	7/1/36	4,000,000	[c]	2,852,360

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia—.9%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,685,000	1,598,425
Idaho—1.8%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	4,000,000	3,249,480
Illinois—7.0%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	410,000	401,312
Harvey,
GO	5.63	12/1/32	4,000,000	3,614,600
Illinois Educational Facilities
Authority, Student Housing Revenue
(University Center Project)	6.25	5/1/12	1,000,000 [d]	1,151,140
Illinois Finance Authority,
MFHR (Dekalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	1,790,552
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	3,000,000	1,975,350
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline
SLF Project)	6.00	12/1/41	1,000,000	641,190
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living Project)	7.00	12/1/42	2,000,000	1,469,380
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/26	3,755,000	1,617,692
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/27	420,000	178,084
Kansas—1.7%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	840,000	802,998

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kansas (continued)
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	2,320,000	2,382,802
Kentucky—.5%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	988,798
Louisiana—6.2%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	3,703,154
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	2,653,800
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	2,599,040
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000	2,348,068
Maryland—.7%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,190,378
Massachusetts—.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,191,959
Michigan—4.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,364,750
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000	1,396,380

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	4,185,000	3,357,709
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	2,000,000	2,130,760
Minnesota—2.4%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage
Grove, Inc. Project)	6.00	12/1/46	1,500,000	1,008,180
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	2,000,000	1,525,980
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	1,500,000	1,119,720
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,000,000	702,390
Mississippi—1.9%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	1,500,000	1,237,065
Mississippi Home Corporation,
SFMR (Collateralized: FNMA
and GNMA)	6.25	12/1/32	2,245,000	2,306,738
Missouri—1.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	2,000,000	1,684,260
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	570,000	609,028

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Hampshire—.7%
New Hampshire Health and
Education Facilities
Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,282,842
New Jersey—4.7%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	580,260
New Jersey Economic
Development Authority,
Cigarette Tax Revenue	5.75	6/15/29	3,070,000	2,312,201
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	425,000	327,947
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,357,611
New Jersey Health Care Facilities
Financing Authority, Revenue
(Bayonne Hospital Obligated
Group Issue) (Insured; FSA)	6.25	7/1/12	1,815,000	1,658,583
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph’s Healthcare
System Obligated Group Issue)	6.63	7/1/38	3,000,000	2,186,190
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 [a]	120,720
New Mexico—.9%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	1,000,000	912,210
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	745,000	751,742

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York—2.3%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	1,500,000		1,279,020
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		2,869,600
North Carolina—.4%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		772,350
Oklahoma—1.4%
Chickasaw Nation,
Health System Bonds	6.25	12/1/32	1,330,000	[b]	1,041,496
Oklahoma Development Finance
Authority, SWDR
(Waste Management of
Oklahoma, Inc. Project)	7.00	12/1/10	1,500,000		1,500,390
Other State—.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	[b]	1,002,760
Pennsylvania—4.2%
Harrisburg Authority, University
Revenue (The Harrisburg University
of Science and Technology Project)	6.00	9/1/36	5,000,000		3,794,600
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery, Inc. Project)	6.88	4/1/36	2,000,000		1,458,360
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	1,500,000		1,158,525
Susquehanna Area Regional
Airport Authority,
Airport System Revenue	6.50	1/1/38	1,825,000		1,243,026

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

South Carolina—1.0%
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	2,500,000	1,825,975
Tennessee—1.2%
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	5.00	10/1/25	425,000	298,775
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	2,800,000	1,915,872
Texas—14.4%
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	6,000,000	3,640,200
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	2,000,000	1,176,300
Brazos River Authority,
PCR (TXU Energy
Company LLC Project)	5.00	3/1/41	2,500,000	978,300
Brazos River Authority,
Revenue (Houston Industries Inc.
Project) (Insured; AMBAC)	5.13	5/1/19	1,950,000	1,648,237
Brazos River Authority,
Revenue (Reliant
Energy, Inc. Project)	5.38	4/1/19	1,000,000	862,560
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	1,500,000	937,710
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(American Airlines, Inc.)	6.00	11/1/14	3,900,000	2,231,424
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(American Airlines, Inc.)	9.00	5/1/15	1,640,000	921,614

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Dallas/Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000	825,990
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	3,226,750
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	1,175,000	1,200,204
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,675,432
Texas Public Finance Authority,
Charter School Finance Corporation,
Education Revenue (Burnham
Wood Charter School Project)	6.25	9/1/36	2,250,000	1,542,533
Willacy County Local Government
Corporation, Project Revenue	6.00	3/1/09	320,000	320,176
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	2,916,640
Washington—2.3%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,640,000	1,157,545
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	982,890
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,246,284
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	887,000
West Virginia—.6%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,405,000	1,057,600

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Wisconsin—2.5%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	2,465,000		2,351,783
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.38	6/1/32	2,300,000		2,195,304
Wyoming—.4%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000		713,510
Total Long-Term
Municipal Investments
(cost $215,877,417)					164,760,791

Short-Term Municipal
Investments—7.9%

California—1.3%
Orange County Sanitation District,
COP, Refunding (Liquidity
Facility; Dexia Credit Locale)	1.25	3/1/09	1,300,000	[e]	1,300,000
Western Riverside County Regional
Wastewater Authority, Revenue
(Western Riverside County
Regional Wastewater Treatment
System) (LOC; Dexia Credit Locale)	1.12	3/1/09	1,000,000	[e]	1,000,000
Florida—2.8%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.60	3/1/09	5,000,000	[e]	5,000,000
New York—1.9%
Monroe County,
GO Notes, RAN	6.50	4/15/09	3,000,000		3,011,520
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	1.25	3/1/09	400,000	[e]	400,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania—1.4%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.25	3/7/09	2,600,000	[e]	2,600,000
Texas—.5%
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH Nordbank)	1.00	3/1/09	1,000,000	[e]	1,000,000
Total Short-Term Municipal Investments
(cost $14,300,000)					14,311,520

Total Investments (cost $230,177,417)			98.3%		179,072,311
Cash and Receivables (Net)			1.7%		3,058,237
Net Assets			100.0%		182,130,548

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2009, these securities amounted to $4,569,916 or 2.5% of net assets.
c Non-income producing—security in default.
d This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Variable rate demand note—rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

18

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	10.9
AA		Aa		AA	1.2
A		A		A	6.1
BBB		Baa		BBB	29.5
BB		Ba		BB	11.3
B		B		B	.7
CCC		Caa		CCC	2.3
F1		MIG1/P1		SP1/A1	6.5
Not Rated[f]		Not Rated[f]		Not Rated[f]	31.5
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			230,177,417	179,072,311
Interest receivable				3,677,386
Receivable for shares of Common Stock subscribed				142,020
Prepaid expenses				45,080
				182,936,797
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)				144,217
Cash overdraft due to Custodian				310,051
Payable for shares of Common Stock redeemed				220,209
Accrued expenses				131,772
				806,249
Net Assets ($)				182,130,548
Composition of Net Assets ($):
Paid-in capital				246,396,422
Accumulated undistributed investment income—net				119,383
Accumulated net realized gain (loss) on investments				(13,280,151)
Accumulated net unrealized appreciation
(depreciation) on investments				(51,105,106)
Net Assets ($)				182,130,548

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z

Net Assets ($)	43,025,700	25,284,231	10,674	113,809,943
Shares Outstanding	4,405,605	2,585,509	1,093	11,644,035
Net Asset Value Per Share ($)	9.77	9.78	9.77	9.77

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Interest Income	7,231,860
Expenses:
Management fee—Note 3(a)	580,112
Distribution/Service Plan fees—Note 3(b)	161,853
Shareholder servicing costs—Note 3(b)	149,527
Registration fees	33,412
Professional fees	32,754
Directors’ fees and expenses—Note 3(c)	9,060
Prospectus and shareholders’ reports	8,847
Interest and related expense related to floating rate notes issued—Note 4	8,463
Custodian fees—Note 3(b)	8,096
Loan commitment fees—Note 2	3,537
Miscellaneous	12,133
Total Expenses	1,007,794
Less—reduction in fees due to
earnings credits—Note 1(b)	(2,108)
Net Expenses	1,005,686
Investment Income—Net	6,226,174
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(8,839,286)
Net unrealized appreciation (depreciation) on investments	(36,485,985)
Net Realized and Unrealized Gain (Loss) on Investments	(45,325,271)
Net (Decrease) in Net Assets Resulting from Operations	(39,099,097)

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment income—net	6,226,174	10,927,042
Net realized gain (loss) on investments	(8,839,286)	(4,064,781)
Net unrealized appreciation
(depreciation) on investments	(36,485,985)	(10,767,985)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(39,099,097)	(3,905,724)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,448,101)	(2,580,171)
Class C Shares	(737,514)	(940,793)
Class I Shares	(155)	—
Class Z Shares	(3,997,201)	(7,292,232)
Total Dividends	(6,182,971)	(10,813,196)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	11,151,018	68,236,957
Class C Shares	5,853,179	26,948,111
Class I Shares	10,000	—
Class Z Shares	19,075,352	79,263,708
Dividends reinvested:
Class A Shares	870,358	1,684,467
Class C Shares	287,440	315,538
Class Z Shares	3,268,465	5,935,250
Cost of shares redeemed:
Class A Shares	(17,450,468)	(35,067,212)
Class C Shares	(5,591,581)	(4,428,500)
Class Z Shares	(32,018,484)	(49,946,872)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(14,544,721)	92,941,447
Total Increase (Decrease) in Net Assets	(59,826,789)	78,222,527
Net Assets ($):
Beginning of Period	241,957,337	163,734,810
End of Period	182,130,548	241,957,337
Undistributed investment income—net	119,383	76,180

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Share Transactions:
Class A
Shares sold	1,078,154	5,455,502
Shares issued for dividends reinvested	87,018	136,681
Shares redeemed	(1,671,806)	(2,845,951)
Net Increase (Decrease) in Shares Outstanding	(506,634)	2,746,232
Class C
Shares sold	565,785	2,151,475
Shares issued for dividends reinvested	28,830	25,720
Shares redeemed	(557,668)	(356,490)
Net Increase (Decrease) in Shares Outstanding	36,947	1,820,705
Class I
Shares sold	1,093	—
Class Z
Shares sold	1,836,496	6,340,494
Shares issued for dividends reinvested	327,046	479,167
Shares redeemed	(3,134,787)	(3,994,186)
Net Increase (Decrease) in Shares Outstanding	(971,245)	2,825,475

a The fund commenced offering Class I shares on December 15, 2008.
See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2009	Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007[a]

Per Share Data ($):
Net asset value, beginning of period	12.05	12.90	13.63
Investment Operations:
Investment income—net[b]	.33	.66	.28
Net realized and unrealized
gain (loss) on investments	(2.28)	(.86)	(.72)
Total from Investment Operations	(1.95)	(.20)	(.44)
Distributions:
Dividends from investment income—net	(.33)	(.65)	(.29)
Net asset value, end of period	9.77	12.05	12.90
Total Return (%)[c]	(16.25)[d]	(1.67)	1.57[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[e]	1.02	1.27[e]
Ratio of net expenses to average net assets[f]	1.02[e]	1.02	1.27[e]
Ratio of interest and expense related to floating
rate notes issued to average net assets	.01[e]	.05	.23[e]
Ratio of net investment income
to average net assets	6.45[e]	5.28	4.51[e]
Portfolio Turnover Rate	16.11[d]	76.05	55.80
Net Assets, end of period ($ x 1,000)	43,026	59,169	27,948

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2009	Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007[a]

Per Share Data ($):
Net asset value, beginning of period	12.06	12.91	13.63
Investment Operations:
Investment income—net[b]	.29	.57	.23
Net realized and unrealized
gain (loss) on investments	(2.28)	(.87)	(.71)
Total from Investment Operations	(1.99)	(.30)	(.48)
Distributions:
Dividends from investment income—net	(.29)	(.55)	(.24)
Net asset value, end of period	9.78	12.06	12.91
Total Return (%)[c]	(16.49)[d]	(2.43)	1.27[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80[e]	1.80	1.99[e]
Ratio of net expenses to average net assets[f]	1.80[e]	1.80	1.99[e]
Ratio of interest and expense related to floating
rate notes issued to average net assets	.01[e]	.05	.23[e]
Ratio of net investment income
to average net assets	5.66[e]	4.53	3.69[e]
Portfolio Turnover Rate	16.11[d]	76.05	55.80
Net Assets, end of period ($ x 1,000)	25,284	30,730	9,397

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

26

Period Ended
February 28, 2009
Class I Shares	(Unaudited)[a]

Per Share Data ($):
Net asset value, beginning of period	9.15
Investment Operations:
Investment income—net[b]	.15
Net realized and unrealized
gain (loss) on investments	.61
Total from Investment Operations	.76
Distributions:
Dividends from investment income—net	(.14)
Net asset value, end of period	9.77
Total Return (%)	8.37[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]
Ratio of net expenses to average net assets	.95[d]
Ratio of interest and expense related to floating
rate notes issued to average net assets	—
Ratio of net investment income to average net assets	7.44[d]
Portfolio Turnover Rate	16.11[c]
Net Assets, end of period ($ x 1,000)	11

a	From December 15, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009		Year Ended August 31,

Class Z Shares	(Unaudited)	2008	2007[a]	2006[b]

Per Share Data ($):
Net asset value, beginning of period	12.05	12.91	13.34	12.50
Investment Operations:
Investment income—net[c]	.33	.67	.63	.57
Net realized and unrealized
gain (loss) on investments	(2.28)	(.87)	(.39)	.82
Total from Investment Operations	(1.95)	(.20)	.24	1.39
Distributions:
Dividends from investment income—net	(.33)	(.66)	(.63)	(.55)
Dividends from net realized
gain on investments	—	—	(.04)	—
Total Distributions	(.33)	(.66)	(.67)	(.55)
Net asset value, end of period	9.77	12.05	12.91	13.34
Total Return (%)	(16.18)[d]	(1.59)	1.65	11.35[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[e]	.97	1.24	1.24[e]
Ratio of net expenses to average net assets	.88[e]	.97[f]	1.24[f]	1.18[e]
Ratio of interest and expense related to floating
rate notes issued to average net assets	.01[e]	.05	.23	.07[e]
Ratio of net investment income
to average net assets	6.60[e]	5.32	4.62	4.68[e]
Portfolio Turnover Rate	16.11[d]	76.05	55.80	74.52[d]
Net Assets, end of period ($ x 1,000)	113,810	152,058	126,390	80,330

a The fund commenced offering three classes of shares on March 15, 2007.The existing shares redesignated Class Z and the fund added Class A and Class C shares.
b From September 30, 2005 (commencement of operations) to August 31, 2006.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the names of the fund from “Dreyfus Premier High Yield Municipal Bond Fund.” to “Dreyfus High Yield Municipal Bond Fund”.

On July 25, 2008, the fund’s Board of Directors approved, effective December 15, 2008 adding Class I shares.

MBSC Securities Corporation (the “Distributor”) a wholly-owned subsidiary of the Manager is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2009, MBC Investment Corp., and indirect subsidiary of BNY Mellon, held all of the outstanding Class I shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are pri-

30

marily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investment in
Securities	0	179,072,311	0	179,072,311
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions

32

as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund had an unused capital loss carryover of $715,251 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: tax exempt income $10,813,196. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended February 28, 2009, the fund did not borrow under either Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2009, the Distributor retained $15,481 from commissions earned on sales of the fund’s Class A shares and $21,813 from CDSCs on redemptions of the funds Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2009, Class C shares were charged $98,606, pursuant to the Plan.

Under the Service Plan applicable to Class Z shares, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the average daily net assets attributable to Class Z shares for certain allocated expenses with respect to servicing and /or maintaining Class Z shareholder accounts. The services provided may include personal services relating to Class Z shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 28, 2009, Class Z shares were charged $63,247 pursuant to the Service Plan.

Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A and Class C shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, Class A and Class C shares were charged $56,457 and $32,868, respectively, pursuant to the Shareholder Services Plan.

34

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $28,584 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $2,108 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $8,096 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $83,898, Rule 12b-1 distribution plan fees $23,939, shareholder service plan fees $13,062, custodian fees $10,180, chief compliance officer fees $1,995 and transfer agency per account fees $11,143.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s exchange privilege. During the period ended February 28, 2009, redemption fees charged and retained by the fund amounted to $21,260.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $28,605,879 and $36,763,392, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average daily amount of borrowings outstanding under the inverse floater structures during the period ended February 28, 2009, was approximately $217,000, with a related weighted average annualized interest rate of 3.91%.

36

At February 28, 2009, accumulated net unrealized depreciation on investments was $51,105,106, consisting of $1,718,479 gross unrealized appreciation and $52,823,585 gross unrealized depreciation.

At February 28, 2009, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and

38

expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses. Because Class A shares commenced operations in March 2008, the Board considered relative expense ratio and performance information only for Class Z shares, which is the fund’s oldest share class.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for the 1-year and 2-year periods ended August 31, 2008, as well as total return performance for various periods ended August 31, 2008 and yield performance for one-year periods ended August 31st for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total return to the fund’s Lipper category average return for the past two calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and that the fund’s actual management fee and total expense ratio (based on Class Z shares) each was higher than the respective Expense Group and Expense Universe medians.

With respect to the fund’s performance, because the fund’s Class A shares have only two years of performance history, the Board also reviewed performance results for the fund’s Class Z shares, which is the fund’s oldest share class. The Board noted that Class Z shares of the fund achieved lower total returns than the Performance Group median, and higher total

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

returns than the Performance Universe median, for each reported time period.The Board noted that Class A shares’ performance was lower than the Performance Group median, and higher than the Performance Universe median, for the 1-year period.The Board also received a presentation from the Manager which described the significant difference in municipal bond total return performance results for periods ended August 31, 2008 and September 30, 2008, and the Manager provided the Board with information indicating the fund’s improved total return ranking for the 1-year period ended September 30, 2008.The Board further noted that the fund commenced operations on September 30, 2005 and that the fund was awarded an initial five-star overall rating from Morningstar as of September 30, 2008. On a yield performance basis, the Board noted that the 1-year yield performance for Class Z shares was higher than the Performance Group median for one of the two annual periods (lower in the other annual period) and higher than the Performance Universe median for each of the two reported annual periods, and that the 1-year yield performance for Class A shares was higher than the Performance Group and Performance Universe medians.

Representatives of the Manager noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and, as to mutual funds only, reported in the same Lipper category, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The

40

Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

42

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Dreyfus

AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

26	Statement of Assets and Liabilities

27	Statement of Operations

28	Statement of Changes in Net Assets

30	Financial Highlights

35	Notes to Financial Statements

43	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
AMT-Free Municipal Bond Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy.Although government and monetary authorities have responded aggressively with massive bailouts, low interest rates, liquidity injections and economic stimulus programs,most asset classes have performed poorly.Municipal bonds have encountered heightened volatility as credit conditions and the fiscal conditions of most states and municipalities deteriorated, but the major municipal bond indices still managed to eke out positive total returns for the reporting period.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the periods ended February 28, 2009, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares produced a total return of –2.48%, Class B shares returned –2.64%, Class C shares returned –2.84% and Class Z shares returned –2.28%.1,2 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of 0.05%, and the average total return of funds reported in the Lipper General Municipal Debt Funds category was –4.58% for the same period.3

On December 15, 2008, the fund also began to offer Class I shares, which posted a total return of 9.30% for the period between its inception and February 28, 2009.1 Conversely, the Index had a 9.07% return for the same period.2

A financial crisis and economic slowdown produced heightened market volatility during the reporting period. The fund’s Class A, B, C and Z shares produced lower returns than its benchmark, which does not reflect fees and expenses like a mutual fund, and higher returns than its Lipper category average, primarily due to its relatively long average duration and bias toward higher-quality securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus.4 The remaining 35% of the fund’s assets may be invested in municipal bonds with a credit quality lower than A, including high

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yield (or junk) bonds. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but there are no specific requirements with respect to average portfolio maturity.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

An intensifying credit crisis and a severe recession roiled most financial markets, including municipal bonds, during the reporting period. Slumping home values, rising unemployment and plunging consumer confidence contributed to one of the worst recessions since the Great Depression, putting pressure on the fiscal conditions of most states and municipalities. Meanwhile, an ongoing credit crunch escalated into a global financial crisis that punished a number of large financial institutions, including major municipal bond insurers and dealers. These developments sparked a “flight to quality” in which investors fled riskier assets in favor of traditional safe havens.

Municipal bonds were adversely affected by selling pressure, causing yield differences between municipal bonds and comparable U.S.Treasury securities to move toward historically wide levels.Volatility was particularly severe over the first half of the reporting period, when institutional investors were compelled by margin calls and redemptions to de-lever their portfolios. A subsequent market rally helped the municipal bond market regain some of its previous losses as investors took advantage of attractive values among bonds from fundamentally sound issuers.

Longer-Than-Average Duration Supported Fund Returns

The fund’s relatively long average duration enabled it to participate more fully in the benefits of declining short-term interest rates over the reporting period, helping to cushion losses. In addition, our emphasis on higher-quality securities helped it avoid the brunt of weakness affecting lower-rated municipal bonds.

The fund also benefited by selling lower-coupon bonds that had been purchased at a discount and appreciated to a modest premium over their face values when interest rates fell.We typically redeployed those assets to AA-rated, higher-coupon bonds with maturities in the 15- to 20-year range that are eligible for early redemption.These new positions fared relatively well as yield differences widened along the market’s maturity spectrum.

Staying Cautious in a Volatile Market

As of the reporting period’s end, the U.S. economy has remained weak, and the financial crisis has persisted. Consequently, we intend to maintain a defensive posture over the near term, including a focus on higher-quality securities. Over the longer term, however, we believe that attractive valuations, competitive income streams and the likelihood of rising taxes make high yield municipal bonds an attractive asset class.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect, until such time as it gives shareholders at least 90 days’ prior notice.
Had these expenses not been absorbed, the fund’s returns would have been lower.
2	Class Z is not subject to any initial or deferred sales charge.
3	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
4	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009†

	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000††	$ 3.43	$ 5.87	$ 7.09	$ .98	$ 2.21
Ending value (after expenses)	$975.20	$973.60	$971.60	$1,093.00	$977.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000††††	$ 3.51	$ 6.01	$ 7.25	$ 2.26	$ 2.26
Ending value (after expenses)	$1,021.32	$1,018.84	$1,017.60	$1,022.56	$1,022.56

†	From December 15, 2008 (commencement of initial offering) to February 28, 2009 for Class I shares.
††	Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.20% for Class B, 1.45% for
Class C and .45% for Class Z; multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period) and .45% for Class I shares multiplied by ther average account over the period by 76/365 (to reflect actual days for the period).
†††	Please note the while Class I shares commenced initial offering on December 15, 2008, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability
This projection assumes that annualized expense ratios were in effect during the period September 1, 2008 to
February 28, 2009.
††††	Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.20% for Class B, 1.45% for
Class C, .45% for Class I and .45% for Class Z; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.1%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—2.1%
Alabama Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,192,786
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	1,585,389
Alaska—1.6%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000	706,001
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and Services)	5.00	10/1/31	4,790,000	4,285,661
Arizona—1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,124,120
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
MBIA, Inc.)	5.00	12/1/18	2,700,000	2,832,435
Arkansas—.3%
Arkansas Development Finance
Authority, Construction Revenue
(Public Health Laboratory
Project) (Insured; AMBAC)	5.00	12/1/17	1,025,000	1,084,921
California—10.2%
Beaumont Financing Authority,
Local Agency Revenue
(Insured; AMBAC)	4.75	9/1/33	7,065,000	5,523,417
California,
GO	5.25	10/1/16	295,000	295,965
California,
GO (Insured; MBIA, Inc.)	5.25	9/1/10	105,000 [a]	111,655
California,
GO (Various Purpose)
(Insured; AMBAC)	4.25	12/1/35	3,300,000	2,610,300
California,
GO (Veterans) (Insured; FSA)	5.45	12/1/24	2,635,000	2,635,922

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Educational Facilities
Authority, Revenue
(Pomona College)	0.00	7/1/30	3,005,000	[b]	906,188
California Public Works Board,
LR (Department of Corrections)
(Ten Administrative
Segregation Housing Units)
(Insured; AMBAC)	5.25	3/1/21	1,000,000		1,033,120
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000		1,012,430
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for Biological
Studies) (Insured; MBIA, Inc.)	5.00	7/1/24	1,880,000		1,899,214
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/21	1,520,000	[b]	838,417
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000	[b]	957,128
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000	[b]	692,380
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000		4,135,923
Nevada Joint Union High School
District, GO (Insured; FSA)	5.00	8/1/22	1,160,000		1,198,953
Pajaro Valley Unified School
District, GO (Insured; FSA)	0.00	8/1/26	1,500,000	[b]	561,345
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/27	4,110,000	[b]	1,443,350
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/28	4,000,000	[b]	1,312,240
San Juan Unified School District,
GO (Insured; MBIA, Inc.)	5.25	8/1/20	1,425,000		1,518,779
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured; FSA)	0.00	9/1/21	1,615,000	[b]	877,042
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,800,159

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; MBIA, Inc.)	4.75	9/1/16	1,000,000	1,007,380
Colorado—4.4%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	473,920
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	514,752
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,054,690
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,241,016
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	1,978,567
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,012,880
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA, Inc.)	5.50	9/1/24	2,000,000	1,685,400
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/11	7,550,000 [a,b]	2,909,619
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	4,750,000	3,009,648
Delaware—2.1%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,096,850
Delaware Housing Authority,
Revenue	5.15	7/1/17	560,000	568,719
Delaware Housing Authority,
Revenue	5.40	7/1/24	800,000	817,912

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida—9.3%
Broward County Educational
Facilities Authority, Educational
Facilities Revenue (Nova
Southeastern University Project)
(Insured; Assured Guaranty)	5.00	4/1/36	5,000,000	4,799,200
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; MBIA, Inc.)	5.50	10/1/17	2,000,000	1,925,040
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,018,100
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,027,610
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,421,005
Florida State University Financial
Assistance Inc., Educational and
Athletic Facilities Improvement
Revenue (Insured; AMBAC)	5.00	10/1/18	1,705,000	1,804,453
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges
and Causeway Project)
(Insured; CIFG)	5.00	10/1/22	1,820,000	1,863,534
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,277,650
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	936,330
Orlando,
Capital Improvement
Special Revenue	4.75	10/1/22	2,875,000	2,881,727
Pace Property Finance Authority
Inc., Utility System Improvement
Revenue (Insured; AMBAC)	5.13	9/1/12	1,055,000	1,067,734

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/21	2,000,000	1,790,060
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/26	1,955,000	1,623,178
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/31	750,000	576,593
University of Central Florida,
COP (UCF Convocation
Corporation Master Lease
Program) (Insured; FGIC)	5.00	10/1/18	1,765,000	1,753,633
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,633,199
Georgia—3.2%
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,288,644
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,020,430
Carrollton Payroll Development
Authority, RAC (UWG Athletic
Complex, LLC Project)	6.25	6/15/34	3,895,000	4,033,350
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured;
Assured Guaranty)	5.63	6/15/38	2,000,000	2,030,920
Savannah Economic Development
Authority, Revenue (AASU
Student Union, LLC Project)
(Insured; Assured Guaranty)	5.00	6/15/32	1,750,000	1,675,572

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Idaho—3.6%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 [a]	5,572
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	5,979,120
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,806,230
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000	2,583,175
Illinois—4.8%
Chicago Board of Education, Unlimited
Tax GO (Dedicated Revenues)	5.25	12/1/25	2,500,000	2,541,800
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty)	5.10	3/1/28	3,500,000	3,461,360
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.00	2/1/28	750,000	677,025
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.25	2/1/33	500,000	443,550
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; MBIA, Inc.)	5.75	11/1/28	1,000,000	874,170
Illinois Finance Authority, Revenue
(Sherman Health Systems)	5.50	8/1/37	2,000,000	1,316,900
Illinois Health Facilities Authority,
Revenue (Delnor-Community
Hospital) (Insured; FSA)	5.25	5/15/27	6,000,000	5,835,000
Kentucky—.4%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union College
Energy Conservation Project)	5.25	9/1/26	1,500,000	1,331,445

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Louisiana—3.7%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	749,803
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; MBIA, Inc.)	5.25	3/1/17	4,500,000	4,554,855
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty)	6.00	1/1/23	2,000,000	2,035,500
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	4,355,000	4,361,010
Maine—1.4%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,290,000	4,321,703
Maryland—2.8%
Hyattsville,
Special Obligation
Revenue (University
Town Center Project)	5.60	7/1/24	1,500,000	1,075,500
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,075,000	1,075,075
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,976,209
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,422,739
Maryland Health and Higher
Educational Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	5.75	7/1/12	2,000,000 [a]	2,256,300

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan—4.4%
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; MBIA, Inc.)	5.00	5/1/16	685,000	747,972
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,202,170
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	2,555,000 [c]	2,584,587
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	5.50	7/1/20	1,255,000	979,954
Lincoln Consolidated School
District, GO Unlimited Tax
(School Bond Loan Fund
Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,261,179
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	3,750,000	2,886,600
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,192,904
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	1,895,790
Mississippi—1.1%
Horn Lake,
Special Assessment Bonds
(DeSoto Commons Project)
(Insured; AMBAC)	5.00	4/15/16	625,000	677,713
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public Improvement
Bond Project) (Insured; AMBAC)	5.00	11/1/20	1,315,000	1,365,890
Warren County,
Gulf Opportunity Zone
Revenue (International
Paper Company Projects)	6.50	9/1/32	2,000,000	1,406,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri—1.0%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	275,000	290,529
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	830,000	860,926
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	755,000	768,167
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue
(Lambert Airport Eastern
Perimeter Redevelopment
Project) (Insured; AMBAC)	5.00	2/15/25	1,265,000	1,295,524
Nebraska—.8%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,474,256
New Hampshire—.6%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	782,420
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,208,499
New Jersey—1.4%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	80,453
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	216,180
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	879,420
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	3,191,100
New York—1.9%
Long Island Power
Authority, Electric System
General Revenue	6.00	5/1/33	5,000,000	5,268,150

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Seneca Nation Indians Capital
Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	1,000,000	[d]	643,110
North Carolina—.3%
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; MBIA, Inc.)	5.00	10/1/25	1,250,000		1,080,663
Ohio—3.8%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,000,000		1,706,010
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000		3,127,410
Lorain,
Hospital Improvement Revenue
(Lakeland Community Hospital, Inc.)	6.50	11/15/12	465,000		496,611
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,059,621
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000		2,005,940
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	1,550,000		1,561,067
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts Project)	5.50	5/15/28	2,720,000		1,974,774
Oklahoma—.6%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	12/1/10	785,000	[a]	847,086
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,076,854

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oregon—.7%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,565,928
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA, Inc.)	5.50	1/1/14	590,000	597,688
Pennsylvania—9.3%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	2,000,000	1,323,560
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,413,280
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center Project)	6.00	1/1/25	2,000,000	1,358,440
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,517,840
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,980,000	1,892,365
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,154,220
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,631,750
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	4,400,000	4,395,204
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,092,020

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	3,500,000	3,605,420
Philadelphia Hospitals and Higher
Education Facilities Authority,
Health System Revenue
(Jefferson Health System)	5.00	5/15/11	1,410,000	1,426,229
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	730,000 [a]	827,185
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	282,641
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,500,325
South Carolina—.4%
Pickens County School District,
GO (School District Enhance
Program)	5.00	5/1/09	1,135,000 [a]	1,143,876
Texas—15.6%
Austin Convention Enterprises, Inc.,
Convention Center Hotel
First Tier Revenue	6.60	1/1/11	2,500,000 [a]	2,738,475
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,392,470
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000	1,875,527
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000	606,700
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,178,680
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,123,521

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000		1,023,100
Del Mar College District,
Limited Tax Bonds
(Insured; FGIC)	5.25	8/15/17	1,295,000		1,428,191
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000		471,929
Denton Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	0.00	8/15/23	135,000	[b]	60,407
El Paso Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/20	415,000		433,414
Fort Worth,
General Purpose Bonds	5.00	3/1/20	700,000		739,753
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000		1,068,980
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	550,000	[a]	596,173
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000	[a]	325,185
Houston,
Water and Sewer System Revenue
(Insured; FSA)	5.00	12/1/18	1,145,000		1,204,265
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000		532,465
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000		757,279
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000		972,520

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000	[b]	1,193,240
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000	[b]	2,552,531
Lubbock Health Facilities Development
Corporation, Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000		1,017,179
Lubbock Housing Finance
Corporation, MFHR (Las Colinas,
Quail Creek and Parkridge Place
Apartments Projects)	6.00	7/1/22	1,175,000		804,898
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,322,451
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000		1,165,835
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	[b]	361,990
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	[b]	1,573,745
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,365,798
North Harris Montgomery Community
College District, Limited Tax
GO Building Bonds (Insured; FGIC)	5.38	2/15/17	145,000		156,398

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.63	1/1/33	5,000,000	5,088,450
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	3,000,000	3,064,350
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,000,000	4,574,200
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,003,495
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	299,656
San Antonio,
GO	5.00	2/1/16	120,000	120,332
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000 [b]	1,500,810
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,222,931
Texas National Research Laboratory
Commission Financing
Corporation, LR (Superconducting
Super Collider Project)	6.95	12/1/12	490,000	548,815
Utah—.4%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.25	7/1/22	1,250,000	1,271,250
Virginia—.8%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,179,416
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA, Inc.)	5.00	5/15/19	1,200,000	1,264,932

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Washington—2.2%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000		2,255,788
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000		3,598,875
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty)	5.50	8/15/24	1,000,000		979,000
Wisconsin—.3%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized; FNMA)	5.10	7/1/22	1,000,000		1,045,860
Total Long-Term Municipal Investments
(cost $325,525,009)					306,563,835

Short-Term Municipal
Investments—2.4%

Florida—.2%
Saint Lucie County,
PCR, Refunding (Florida Power
and Light Company Project)	0.62	3/1/09	500,000	[e]	500,000
Nebraska—.3%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish Banks)	1.00	3/1/09	1,000,000	[e]	1,000,000
New York—1.0%
New York City,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.75	3/1/09	3,000,000	[e]	3,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

North Carolina—.3%
North Carolina Medical Care
Commission, HR (Pooled
Financing Project) (LOC;
Wachovia Bank)	0.60	3/1/09	1,000,000	[e]	1,000,000
Tennessee—.3%
Knox County Health, Educational
and Housing Facility Board,
Hospital Improvement Revenue
(Covenant Health) (Insured;
Assured Guaranty and Liquidity
Facility; SunTrust Bank)	0.90	3/1/09	1,000,000	[e]	1,000,000
Texas—.3%
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH Nordbank)	1.00	3/1/09	1,000,000	[e]	1,000,000
Total Short-Term Municipal Investments
(cost $7,500,000)					7,500,000

Total Investments (cost $333,025,009)			99.5%		314,063,835
Cash and Receivables (Net)			.5%		1,645,012
Net Assets			100.0%		315,708,847

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Purchased on a delayed delivery basis.
d Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2009, this security amounted to $643,110 or .2% of net assets.
e Variable rate demand note—rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	43.5
AA		Aa		AA	19.8
A		A		A	21.6
BBB		Baa		BBB	6.9
BB		Ba		BB	2.1
F1		MIG1/P1		SP1/A1	2.4
Not Rated[f]		Not Rated[f]		Not Rated[f]	3.7
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments				333,025,009	314,063,835
Interest receivable					4,428,316
Receivable for investment securities sold					1,984,420
Receivable for shares of Common Stock subscribed					671,173
Prepaid expenses					48,069
					321,195,813
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					117,878
Cash overdraft due to Custodian					2,509,803
Payable for investment securities purchased					2,580,374
Payable for shares of Common Stock redeemed					229,060
Accrued expenses					49,851
					5,486,966
Net Assets ($)					315,708,847
Composition of Net Assets ($):
Paid-in capital					339,448,488
Accumulated undistributed investment income—net					13,354
Accumulated net realized gain (loss) on investments					(4,791,821)
Accumulated net unrealized appreciation
(depreciation) on investments					(18,961,174)
Net Assets ($)					315,708,847

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z

Net Assets ($)	78,637,860	1,623,786	10,151,317	10,816	225,285,068
Shares Outstanding	6,240,754	128,795	805,704	858	17,870,370
Net Asset Value
Per Share ($)	12.60	12.61	12.60	12.60	12.61

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Interest Income	8,514,782
Expenses:
Management fee—Note 3(a)	934,225
Shareholder servicing costs—Note 3(c)	224,822
Professional fees	38,166
Distribution fees—Note 3(b)	37,029
Registration fees	34,141
Custodian fees—Note 3(c)	20,042
Directors’ fees and expenses—Note 3(d)	12,986
Loan commitment fees—Note 2	5,109
Prospectus and shareholders’ reports	3,631
Interest expense—Note 2	119
Miscellaneous	27,276
Total Expenses	1,337,546
Less—reduction in management fee due to undertaking—Note 3(a)	(485,853)
Less—reduction in fees due to earnings credits—Note 1(b)	(2,917)
Net Expenses	848,776
Investment Income—Net	7,666,006
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,515,873)
Net unrealized appreciation (depreciation) on investments	(14,159,889)
Net Realized and Unrealized Gain (Loss) on Investments	(16,675,762)
Net (Decrease) in Net Assets Resulting from Operations	(9,009,756)

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment income—net	7,666,006	15,664,264
Net realized gain (loss) on investments	(2,515,873)	245,379
Net unrealized appreciation
(depreciation) on investments	(14,159,889)	(7,320,630)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(9,009,756)	8,589,013
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,763,495)	(3,321,541)
Class B Shares	(37,973)	(111,552)
Class C Shares	(173,559)	(290,967)
Class I Shares	(112)	—
Class Z Shares	(5,677,513)	(11,923,505)
Total Dividends	(7,652,652)	(15,647,565)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	17,001,027	27,618,826
Class B Shares	124,941	588,649
Class C Shares	2,967,350	2,071,875
Class I Shares	10,000	—
Class Z Shares	3,239,566	10,778,759
Dividends reinvested:
Class A Shares	1,182,287	2,346,506
Class B Shares	21,235	61,364
Class C Shares	64,409	109,794
Class Z Shares	3,986,236	8,338,652
Cost of shares redeemed:
Class A Shares	(17,385,074)	(21,656,059)
Class B Shares	(797,628)	(1,465,087)
Class C Shares	(846,247)	(1,187,212)
Class Z Shares	(21,618,645)	(30,030,556)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,050,543)	(2,424,489)
Total Increase (Decrease) in Net Assets	(28,712,951)	(9,483,041)
Net Assets ($):
Beginning of Period	344,421,798	353,904,839
End of Period	315,708,847	344,421,798
Undistributed investment income—net	13,354	—

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Share Transactions:
Class Ab
Shares sold	1,385,365	2,052,601
Shares issued for dividends reinvested	95,686	175,332
Shares redeemed	(1,395,894)	(1,602,100)
Net Increase (Decrease) in Shares Outstanding	85,157	625,833
Class Bb
Shares sold	10,062	43,695
Shares issued for dividends reinvested	1,717	4,585
Shares redeemed	(63,181)	(109,344)
Net Increase (Decrease) in Shares Outstanding	(51,402)	(61,064)
Class C
Shares sold	237,525	153,587
Shares issued for dividends reinvested	5,214	8,205
Shares redeemed	(69,373)	(88,507)
Net Increase (Decrease) in Shares Outstanding	173,366	73,285
Class I
Shares sold	858	—
Class Z
Shares sold	259,931	801,821
Shares issued for dividends reinvested	322,429	622,764
Shares redeemed	(1,772,181)	(2,231,685)
Net Increase (Decrease) in Shares Outstanding	(1,189,821)	(807,100)

a The fund commenced offering Class I shares on December 15, 2008.
b During the period ended February 28, 2009, 9,375 Class B shares representing $117,867 were automatically converted to 9,382 Class A shares and during the period ended August 31, 2008, 36,543 Class B shares representing $493,136 were automatically converted to 36,558 Class A shares.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.23	13.50	13.81	13.97	13.85	13.45
Investment Operations:
Investment income—net[a]	.29	.58	.55	.55	.54	.56
Net realized and unrealized
gain (loss) on investments	(.63)	(.27)	(.30)	(.16)	.14	.40
Total from Investment Operations	(.34)	.31	.25	.39	.68	.96
Distributions:
Dividends from
investment income—net	(.29)	(.58)	(.56)	(.55)	(.55)	(.56)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.00)[b]
Total Distributions	(.29)	(.58)	(.56)	(.55)	(.56)	(.56)
Net asset value, end of period	12.60	13.23	13.50	13.81	13.97	13.85
Total Return (%)[c]	(2.48)[d]	2.35	1.79	2.92	5.01	7.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[e]	.98	.99	1.01	.99	.96
Ratio of net expenses
to average net assets	.70[e]	.70	.69	.69	.69	.70
Ratio of net investment income
to average net assets	4.76[e]	4.33	4.05	4.03	3.92	4.09
Portfolio Turnover Rate	19.35[d]	49.59	43.08	17.59	9.47	9.74
Net Assets, end of period
($ x 1,000)	78,638	81,428	74,676	3,970	3,574	795

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.23	13.51	13.81	13.98	13.85	13.44
Investment Operations:
Investment income—net[a]	.26	.51	.49	.48	.48	.49
Net realized and unrealized
gain (loss) on investments	(.62)	(.27)	(.30)	(.16)	.14	.41
Total from Investment Operations	(.36)	.24	.19	.32	.62	.90
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.49)	(.49)	(.48)	(.49)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.00)[b]
Total Distributions	(.26)	(.52)	(.49)	(.49)	(.49)	(.49)
Net asset value, end of period	12.61	13.23	13.51	13.81	13.98	13.85
Total Return (%)[c]	(2.64)[d]	1.77	1.36	2.34	4.57	6.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[e]	1.54	1.57	1.56	1.54	1.58
Ratio of net expenses
to average net assets	1.20[e]	1.20	1.19	1.19	1.19	1.19
Ratio of net investment income
to average net assets	4.27[e]	3.84	3.57	3.55	3.46	3.56
Portfolio Turnover Rate	19.35[d]	49.59	43.08	17.59	9.47	9.74
Net Assets, end of period
($ x 1,000)	1,624	2,385	3,260	600	544	374

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.23	13.50	13.81	13.98	13.85	13.44
Investment Operations:
Investment income—net[a]	.25	.48	.44	.46	.44	.45
Net realized and unrealized
gain (loss) on investments	(.63)	(.27)	(.30)	(.18)	.14	.42
Total from Investment Operations	(.38)	.21	.14	.28	.58	.87
Distributions:
Dividends from
investment income—net	(.25)	(.48)	(.45)	(.45)	(.44)	(.46)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.00)[b]
Total Distributions	(.25)	(.48)	(.45)	(.45)	(.45)	(.46)
Net asset value, end of period	12.60	13.23	13.50	13.81	13.98	13.85
Total Return (%)[c]	(2.84)[d]	1.59	1.02	2.08	4.30	6.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74[e]	1.73	1.74	1.76	1.74	1.82
Ratio of net expenses
to average net assets	1.45[e]	1.45	1.44	1.44	1.44	1.44
Ratio of net investment income
to average net assets	4.01[e]	3.58	3.32	3.29	3.20	3.24
Portfolio Turnover Rate	19.35[d]	49.59	43.08	17.59	9.47	9.74
Net Assets, end of period
($ x 1,000)	10,151	8,364	7,549	611	539	433

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Period Ended
February 28, 2009
Class I Shares	(Unaudited)[a]

Per Share Data ($):
Net asset value, beginning of period	11.65
Investment Operations:
Investment income—net[b]	.13
Net realized and unrealized
gain (loss) on investments	.95
Total from Investment Operations	1.08
Distributions:
Dividends from investment income—net	(.13)
Net asset value, end of period	12.60
Total Return (%)	(2.35)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[d]
Ratio of net expenses to average net assets	.45[d]
Ratio of net investment income
to average net assets	5.09[d]
Portfolio Turnover Rate	19.35[c]
Net Assets, end of period ($ x 1,000)	11

a	From December 15, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class Z Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.23	13.51	13.81	13.98	13.86	13.44
Investment Operations:
Investment income—net[a]	.31	.62	.59	.59	.58	.60
Net realized and unrealized
gain (loss) on investments	(.62)	(.28)	(.30)	(.17)	.13	.42
Total from Investment Operations	(.31)	.34	.29	.42	.71	1.02
Distributions:
Dividends from
investment income—net	(.31)	(.62)	(.59)	(.59)	(.58)	(.60)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.00)[b]
Total Distributions	(.31)	(.62)	(.59)	(.59)	(.59)	(.60)
Net asset value, end of period	12.61	13.23	13.51	13.81	13.98	13.86
Total Return (%)	(2.28)[c]	2.53	2.11	3.11	5.28	7.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.77[d]	.76	.76	.77	.75	.75
Ratio of net expenses
to average net assets	.45[d]	.45	.44	.44	.44	.45
Ratio of net investment income
to average net assets	5.02[d]	4.58	4.31	4.30	4.21	4.37
Portfolio Turnover Rate	19.35[c]	49.59	43.08	17.59	9.47	9.74
Net Assets, end of period
($ x 1,000)	225,285	252,246	268,420	192,404	207,034	215,510

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers four series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank Of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier AMT-Free Municipal Bond Fund” to “Dreyfus AMT-Free Municipal Bond Fund”.

On July 25, 2008, the fund’s Board of Directors approved, effective December 15, 2008 adding Class I shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investment in
Securities	0	314,063,835	0	314,063,835
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund had an unused capital loss carryover of $2,107,207 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2008. If not applied, $746,744 of the carryover expires in fiscal 2009, $1,278,066 expires in fiscal 2010, $74,950 expires in fiscal 2012 and $7,447 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: tax exempt income $15,647,565. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period end February 28, 2009 was $8,500, with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice, to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses, exclusive of shareholder services plan fees, Rule 12b-1 distribution plan fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, do not exceed an annual rate of .45% of the value of the fund’s average daily net assets.The Manager has committed to continue this undertaking at least until December 15, 2009.The reduction in management fee, pursuant to the undertaking, amounted to $485,853 during the period ended February 28, 2009.

During the period ended February 28, 2009, the Distributor retained $7,855 from commissions earned on sales of the fund’s Class A shares, and $2,821 and $9 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2009, Class B and Class C shares were charged $4,460 and $32,569, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009,

Class A, Class B and Class C shares were charged $92,841, $2,230 and $10,856 respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan applicable to Class Z shares, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the average daily net assets attributable to Class Z shares for certain allocated expenses with respect to servicing and/or maintaining Class Z shareholder accounts. The services provided may include personal services relating to Class Z shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 28, 2009, Class Z shares were charged $60,696 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $35,137 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $2,917 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $20,042 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $145,078, Rule 12b-1 distribution plan fees $6,172, shareholder services plan fees $17,155, custodian fees $20,565, chief compliance officer fees $1,995 and transfer agency per account fees $11,253, which are offset against an expense reimbursement currently in effect in the amount of $84,340.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $59,554,513 and $68,972,838, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $18,961,174, consisting of $6,968,712 gross unrealized appreciation and $25,929,886 gross unrealized depreciation.

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended August 31, 2008, as well as comparisons of total return performance for various periods ended August 31, 2008 and yield performance for one-year periods ended August 31st for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median. The Board also noted that the fund’s actual management fee was lower than the Expense Group and Expense Universe medians and that the fund’s total expense ratio (based on Class A shares) was lower than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, because the fund’s Class A shares have only five years of performance history, the Board also reviewed performance results for the fund’s Class Z shares, which is the fund’s oldest share class.The Board noted that the total returns for the fund’s Class Z shares were lower than the Performance Group median for the 1-year period and higher than the Performance Group median for each reported longer-term time period up to 10 years.The Board also noted that the total returns for the fund’s Class Z shares were higher than the Performance Universe median for each reported time period up to 10 years. The Board noted that Class A shares’ performance was variously at, higher, and lower than the Performance Group median, and at or higher than the Performance Universe median, for each reported time period up to 5 years.The Board also received a presentation from the Manager which described the significant difference in municipal bond fund total return performance results for periods ended August 31, 2008 and September 30, 2008, and the Manager provided the Board with information indicating the fund’s improved total return ranking for the 1-year period ended September 30, 2008. The Board further noted that the fund’s total return was higher than the fund’s Lipper category average return for 8 of the past 10 calendar years (lower in 2 of the 10 years).

On a yield performance basis, the Board noted that the 1-year yield performance for Class Z shares for the past 10 annual periods was higher than the Performance Group (except for one year) and Performance Universe medians for each of the reported annual periods. The Board also noted that the 1-year yield performance for Class A shares was variously at, higher, and lower than the Performance Group median and higher than the Performance Universe median for each of the reported annual periods.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year,and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the prof-

itability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Dreyfus BASIC
Municipal Money
Market Fund

SEMIANNUAL REPORT February 28, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

20	Statement of Assets and Liabilities

21	Statement of Operations

22	Statement of Changes in Net Assets

23	Financial Highlights

24	Notes to Financial Statements

30	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Municipal Money Market Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions.Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and economic stimulus programs, most other asset classes have performed poorly. In addition, the federal government subsequently stepped in with a guarantee of money market assets for certain funds, while others received financial support from their sponsors.While these actions have restored some level of investor confidence in the money markets, the Fed’s maintenance of near-zero short-term interest rates coupled with record levels of investor demand have put downward pressure on money-market yields, creating a new set of challenges for those seeking a relative safe haven.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the appropriate asset allocation that’s right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus BASIC Municipal Money Market Fund produced an annualized yield of 1.67%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.68%.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period due to a faltering U.S. economy, an intensifying financial crisis and sharply lower short-term interest rates.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in short-term,high-quality,municipal obligations that provide income exempt from federal income tax.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this approach, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high-quality, federally tax-exempt money market instruments. Second, we actively manage the fund’s average maturity in anticipation of what we believe are interest-rate trends, supply-and-demand changes in the short-term municipal marketplace and anticipated liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average weighted maturity of the fund, in an effort to position the fund to purchase new securities with higher yields, if higher yields materialize as a result of the increase in supply.Yields tend to rise when there is an increase in new-issue supply compet-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ing for investor interest. New securities are generally issued with maturities in the one-year range, which if purchased, would tend to lengthen the fund’s average weighted maturity.We also may decrease the average weighted maturity in a rising interest-rate environment. If we anticipate limited new-issue supply and lower interest rates, we may extend the fund’s average maturity to maintain current yields for as long as we deem practical. At other times, we typically try to maintain an average weighted maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations while anticipating liquidity needs.

Economic Slump and Financial Crisis Roiled Money Markets

Economic conditions already had begun to deteriorate by the start of the reporting period as a result of weakness in housing markets, rising unemployment and declining consumer confidence. In response, the Federal Reserve Board (the “Fed”) had implemented several reductions in the overnight federal funds rate, which began the reporting period at 2%.

Meanwhile, an ongoing credit crisis intensified as mortgage foreclosure rates surged and institutional investors continued to de-lever their portfolios to meet margin calls resulting from severe losses in mortgage-and asset-backed securities. Despite efforts by regulators to contain the credit crunch, it escalated into a global financial crisis over the summer of 2008, punishing major financial institutions, including dealers and insurers of municipal money market instruments. The Fed intervened with massive injections of liquidity into the banking system and additional rate cuts, which drove its target for the federal funds rate to a record low of 0% to 0.25%.

These developments caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds. In an effort to shore up investor confidence and help restore stability to the financial system, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds.These measures calmed investors to a degree, and yields amongVRDNs soon returned to normalized levels.

4

The financial crisis and economic downturn put pressure on the fiscal conditions of most states and municipalities, which faced weak housing markets, rising unemployment, reduced sales and income tax collections and intensifying demands on social services programs.

Independent Research Helps Avoid Credit Problems

As always, we have invested exclusively in direct, high-quality municipal obligations that have been independently approved by our credit analysts. In light of the issues confronting the market, we maintained a conservative credit selection strategy, including increased credit surveillance of the fund’s holdings.We generally have established more stringent credit and maturity limits for bank-issued money market instruments, relying instead on tax-exempt commercial paper for the fund’s longer-dated positions.

We set the fund’s weighted average maturity in a range that was shorter than industry averages in case of unexpected liquidity needs. However, yield differences remained relatively narrow along the market’s maturity range, so this conservative positioning did not detract materially from the fund’s yield.

Maintaining a Conservative Investment Posture

Recent demand for tax-exempt money market instruments has outpaced new supply,putting additional downward pressure on yields.Nonetheless, we intend to maintain the fund’s conservative credit selection strategy, which we believe is the more prudent course in today’s challenging economic environment.

March 16, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation, pursuant to an agreement in effect until such time as shareholders are given at least
90 days’ notice. Had these expenses not been absorbed, the fund’s annualized yield would have been 1.46% and the fund’s annualized effective yield would have been 1.47%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009

Expenses paid per $1,000†	$2.19
Ending value (after expenses)	$1,008.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

Expenses paid per $1,000†	$2.21
Ending value (after expenses)	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.8%	Rate (%)	Date	Amount ($)		Value ($)

Alabama—2.3%
Birmingham Industrial Development
Board, Revenue (Diamond
Displays, Inc. Project) (LOC;
Regions Bank)	1.21	3/7/09	2,155,000	[a]	2,155,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.60	3/1/09	1,600,000	[a]	1,600,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)	0.68	3/7/09	2,300,000	[a]	2,300,000
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project)
(LOC; Regions Bank)	1.27	3/7/09	1,695,000	[a]	1,695,000
Arizona—1.4%
Arizona State University Board of
Regents, System Revenue,
Refunding (Insured; FSA)	5.25	7/1/09	1,060,000		1,076,239
Yavapai County Industrial
Development Authority, HR
(Northern Arizona Healthcare
System) (LOC; Banco Bilbao
Vizcaya Argentaria)	0.58	3/7/09	3,500,000	[a]	3,500,000
Colorado—3.9%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)	0.70	3/7/09	5,000,000	[a]	5,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Clyfford Still Museum Project)
(LOC; Wells Fargo Bank)	0.58	3/7/09	2,000,000	[a]	2,000,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.83	3/7/09	3,500,000	[a]	3,500,000
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)	1.17	3/7/09	2,610,000	[a]	2,610,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

District of Columbia—2.5%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.65	3/7/09	6,350,000	[a,b]	6,350,000
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)	0.72	3/7/09	1,995,000	[a]	1,995,000
Florida—7.1%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.78	3/7/09	2,835,000	[a,b]	2,835,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	10,000,000		10,024,369
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	0.68	3/7/09	1,370,000	[a]	1,370,000
Miami-Dade County Health
Facilities Authority, HR
(Miami Children’s Hospital
Project) (LOC; Regions Bank)	1.17	3/7/09	10,000,000	[a]	10,000,000
Georgia—3.5%
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of
Athens, Inc. Project) (LOC;
SunTrust Bank)	0.67	3/7/09	3,000,000	[a]	3,000,000
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit Locale)	2.50	3/7/09	4,570,000	[a]	4,570,000
Georgia,
GO Notes	6.50	4/1/09	1,340,000		1,346,843
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	2.25	3/3/09	3,000,000		3,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Idaho—.5%
Idaho Health Facilities Authority,
Revenue (Saint Luke’s Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	1.10	3/1/09	1,545,000	[a]	1,545,000
Illinois—1.3%
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	1.66	3/7/09	1,000,000	[a]	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	0.90	3/7/09	1,100,000	[a]	1,100,000
Illinois Finance Authority,
Revenue (Elgin Academy
Project) (LOC; Charter One
Bank N.A.)	2.16	3/7/09	2,185,000	[a]	2,185,000
Indiana—2.3%
Elkhart County,
Revenue (Hubbard Hill Estates,
Inc. Project) (LOC; Fifth
Third Bank)	3.75	3/7/09	3,135,000	[a]	3,135,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.65	3/1/09	4,500,000	[a]	4,500,000
Iowa—1.5%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	1.07	3/7/09	5,000,000	[a]	5,000,000
Kansas—.5%
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	0.90	3/7/09	1,800,000	[a]	1,800,000
Kentucky—1.5%
Williamstown,
Lease Program Revenue
(Kentucky League of Cities Funding
Trust) (LOC; U.S. Bank NA)	0.60	3/7/09	5,000,000	[a]	5,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Louisiana—1.9%
Ascension Parish,
Revenue (BASF Corporation
Project)	1.45	3/1/09	2,800,000	[a]	2,800,000
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Price LeBlanc Facility, L.C.
Project) (LOC; Regions Bank)	1.17	3/7/09	3,500,000	[a]	3,500,000
Maryland—1.4%
Baltimore County,
GO Notes, Refunding (Consolidated
Public Improvement)	3.00	8/1/09	3,160,000		3,192,314
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	0.92	3/7/09	1,645,000	[a]	1,645,000
Massachusetts—4.4%
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.82	3/7/09	11,000,000	[a]	11,000,000
Massachusetts Health and Educational
Facilities Authority, Revenue
(Northeastern University Issue)	2.25	5/14/09	4,000,000		4,000,000
Michigan—5.9%
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.70	3/7/09	6,950,000	[a]	6,950,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.70	3/7/09	6,090,000	[a]	6,090,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	0.83	3/7/09	4,000,000	[a]	4,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Michigan (continued)
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	0.85	3/7/09	2,760,000	[a]	2,760,000
Minnesota—1.7%
Metropolitan Council,
GO Notes	4.00	3/1/09	2,440,000		2,440,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.84	3/7/09	3,340,000	[a]	3,340,000
Mississippi—.3%
Mississippi,
Highway Revenue, Refunding
(Four-Lane Highway
Program Issue)	5.25	6/1/09	1,000,000		1,012,269
Nebraska—.3%
Lancaster County Hospital
Authority Number 1,
Health Facilities Revenue
(Immanuel Health
Systems-Williamsburg Project)
(LOC; Allied Irish Banks)	1.00	3/1/09	1,000,000	[a]	1,000,000
Nevada—4.6%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.60	3/7/09	15,500,000	[a]	15,500,000
New York—1.3%
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	0.75	3/7/09	3,000,000	[a,b]	3,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.55	3/1/09	1,400,000	[a]	1,400,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

North Carolina—5.4%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
IDR (C.R. Onsrud, Inc.
Project) (LOC; Wachovia Bank)	0.78	3/7/09	2,970,000	[a]	2,970,000
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.68	3/7/09	4,000,000	[a]	4,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.65	3/7/09	6,335,000	[a,b]	6,335,000
Raleigh-Durham Airport Authority,
Airport Revenue, Refunding
(LOC; Wachovia Bank)	0.68	3/7/09	5,000,000	[a]	5,000,000
Ohio—3.0%
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	3.00	3/12/09	5,000,000		5,000,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.75	3/19/09	5,000,000		5,000,000
Oklahoma—4.3%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; SunTrust Bank)	0.92	3/7/09	7,500,000	[a]	7,500,000
Tulsa,
GO Notes	4.25	3/1/09	1,000,000		1,000,000
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of America)	2.75	5/17/09	6,150,000		6,150,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania—12.2%
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	0.73	3/7/09	1,600,000	[a]	1,600,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	0.77	3/7/09	3,500,000	[a]	3,500,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	0.45	3/16/09	3,535,000		3,535,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank NA)	0.50	3/7/09	8,000,000	[a]	8,000,000
Emmaus General Authority,
Local Government Revenue
(Bond Pool Program)
(LOC; U.S. Bank NA)	0.50	3/7/09	2,400,000	[a]	2,400,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.67	3/7/09	1,380,000	[a,c]	1,380,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Student Services
Project) (LOC; Fulton Bank)	0.70	3/7/09	3,500,000	[a]	3,500,000
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Liquidity Facility;
Citizens Bank of Pennsylvania)	0.80	3/1/09	3,600,000	[a]	3,600,000
Lehigh County Industrial
Development Authority, Revenue
(Impress Industries Inc.
Project) (LOC; Wachovia Bank)	0.83	3/7/09	1,290,000	[a]	1,290,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.25	3/7/09	3,275,000	[a]	3,275,000
Pennsylvania Economic
Development Financing
Authority, Exempt Facility
Revenue (PPL Energy Supply)
(LOC; Wachovia Bank)	1.80	4/9/09	2,000,000		2,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.82	3/7/09	5,000,000	[a]	5,000,000
Philadelphia Authority for
Industrial Development,
Revenue (Gift of Life Donor
Program Project) (LOC;
Commerce Bank NA)	0.59	3/7/09	2,400,000	[a]	2,400,000
Tennessee—6.5%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, MFHR (The
Fountain Apartments Project)
(LOC; Fifth Third Bank)	1.86	3/7/09	10,000,000	[a]	10,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.67	3/7/09	3,930,000	[a,b]	3,930,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.67	3/7/09	7,905,000	[a,b]	7,905,000
Texas—7.6%
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	1.50	3/7/09	3,225,000	[a]	3,225,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	0.50	4/7/09	2,300,000		2,300,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	0.50	4/7/09	100,000		100,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	0.50	4/7/09	100,000		100,000
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	1.00	3/1/09	6,000,000	[a]	6,000,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	0.85	3/1/09	5,600,000	[a]	5,600,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	1.20	3/7/09	5,945,000	[a]	5,945,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	0.70	3/4/09	2,850,000		2,850,000
Vermont—1.2%
Vermont Economic Development
Authority, Revenue, CP
(LOC; Calyon)	0.70	4/21/09	3,400,000		3,400,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset Financing
Program) (LOC; M&T Bank)	1.52	3/7/09	800,000	[a]	800,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Virginia—2.6%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.83	3/7/09	2,855,000	[a]	2,855,000
Roanoke Industrial Development
Authority, IDR (Virginia
Transformer Corporation) (LOC;
SunTrust Bank)	0.97	3/7/09	960,000	[a]	960,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	5,000,000		5,017,201
Washington—.8%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	1.35	3/7/09	2,610,000	[a]	2,610,000
Wisconsin—7.1%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	0.83	3/7/09	3,350,000	[a]	3,350,000
Wisconsin,
GO Notes, Refunding	5.00	5/1/09	2,500,000		2,515,660
Wisconsin Health and Educational
Facilities Authority, Revenue
(Amery Regional Medical
Center, Inc.) (LOC; Fifth
Third Bank)	2.15	3/7/09	8,000,000	[a]	8,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.70	3/7/09	3,115,000	[a]	3,115,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.66	3/7/09	4,200,000 [a]	4,200,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program)
(LOC; U.S. Bank NA)	3.00	9/17/09	3,000,000	3,019,374

Total Investments (cost $341,054,269)			100.8%	341,054,269
Liabilities, Less Cash and Receivables			(.8%)	(2,713,170)
Net Assets			100.0%	338,341,099

a Variable rate demand note—rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $30,355,000 or 9.0% of net assets.
c Purchased on a delayed delivery basis.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	80.5
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	8.8
Not Rated[e]		Not Rated[e]		Not Rated[e]	10.7
					100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	341,054,269	341,054,269
Cash		135,562
Interest receivable		989,438
Prepaid expenses		37,809
		342,217,078
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		90,489
Payable for investment securities purchased		3,755,745
Payable for shares of Common Stock redeemed		2
Accrued expenses		29,743
		3,875,979
Net Assets ($)		338,341,099
Composition of Net Assets ($):
Paid-in capital		338,341,099
Net Assets ($)		338,341,099
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		338,341,099
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

20

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Interest Income	3,603,920
Expenses:
Management fee—Note 2(a)	852,247
Shareholder servicing costs—Note 2(b)	82,282
Treasury insurance expense—Note 1(e)	64,125
Professional fees	39,656
Custodian fees—Note 2(b)	18,804
Directors’ fees and expenses—Note 2(c)	14,750
Registration fees	9,524
Prospectus and shareholders’ reports	5,244
Miscellaneous	14,046
Total Expenses	1,100,678
Less—reduction in management fee
due to undertaking—Note 2(a)	(332,413)
Less—reduction in fees due to earnings credits—Note 1(b)	(21,498)
Net Expenses	746,767
Investment Income—Net, representing net increase
in net assets resulting from operations	2,857,153

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008

Operations ($):
Investment Income—Net, representing
net increase in net assets resulting
from operations	2,857,153	8,690,984
Dividends to Shareholders from ($):
Investment income—net	(2,857,153)	(8,747,484)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	63,163,978	186,195,914
Dividends reinvested	2,744,749	8,486,014
Cost of shares redeemed	(88,218,337)	(173,346,642)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(22,309,610)	21,335,286
Total Increase (Decrease) in Net Assets	(22,309,610)	21,278,786
Net Assets ($):
Beginning of Period	360,650,709	339,371,923
End of Period	338,341,099	360,650,709

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.025	.033	.028	.016	.007
Distributions:
Dividends from
investment income—net	(.008)	(.025)	(.033)	(.028)	(.016)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.67[a]	2.50	3.32	2.82	1.64	.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65[a]	.60	.60	.61	.60	.60
Ratio of net expenses
to average net assets	.44[a]	.43	.45	.44	.44	.44
Ratio of net investment income
to average net assets	1.68[a]	2.46	3.27	2.76	1.63	.67
Net Assets, end of period
($ x 1,000)	338,341	360,651	339,372	363,231	420,987	448,827

a Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series including the fund. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, fund valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

24

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	341,054,269
Level 3—Significant Unobservable Inputs	0
Total	341,054,269

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of pre-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

26

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: tax exempt income $8,690,984 and ordinary income $56,500.The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exceed an annual rate of .45% of the value of the fund’s average daily net assets.The Manager has committed to continue this undertaking at least until December 15, 2009.The reduction in management fee, pursuant to the undertaking, amounted to $332,413 during the period ended February 28, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended February 28, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and

28

services related to the maintenance of shareholder accounts. During the period ended February 28, 2009, the fund was charged $62,051 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $12,935 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $1,244 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $18,804 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $128,907, custodian fees $15,498, chief compliance officer fees $1,995 and transfer agency per account fees $4,774, which are offset against an expense reimbursement currently in effect in the amount of $60,685.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature,Extent,and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information.The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted that the fund is serviced predominantly by the Manager’s retail servicing division.The Manager’s representatives noted the diversity of distribution of the funds in the Dreyfus fund complex, and the Manager’s need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

30

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper, all for various periods ended August 31, 2008.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on the current financial statements available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median. The Board also noted that the fund’s actual management fee was lower than the Expense Group median and higher than the Expense Universe median, and that the fund’s total expense ratio was the lowest in the Expense Group and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved first quartile total return rankings (the first quartile reflecting

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the highest performance ranking group) in the Performance Group and Performance Universe for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether

32

fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

34

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer

J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)